Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 103,825	$ 104,951
Interest expense	70,825	76,998
Net interest income	33,000	27,953
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	30,502	35,550
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	8,778	7,109
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	64,545	62,292
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	30,642	34,150
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 40,183	$ 42,848